Share-Based Payments - Summary of Movements of All Share Rights Issued (Details) - shares	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Beginning balance	5,057,277	1,600,000
Granted	6,547,018	5,344,777
Forfeited	(128,503)	(200,000)
Exercised	(463,897)	(1,687,500)
Ending balance	11,011,895	5,057,277	1,600,000
Share Rights
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Beginning balance	302,539
Granted	436,403	309,049	0	0
Forfeited		(6,510)
Exercised	(302,539)
Ending balance	436,403	302,539
Exercisable	16,433	302,539